Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 72,797,389	$ 20,010,142
Federal funds sold	97,000	3,147,000
Securities:
Available-for-sale at fair value	111,755,320	116,333,500
Held-to-maturity at amortized cost	93,132,029	112,981,596
Non-marketable equity securities	900,060	900,060
Loans	238,016,070	219,779,834
Less:
Allowance for loan losses	3,744,819	3,268,217
Unearned income	9,139	41,271
Loans, net	234,262,112	216,470,346
Property and equipment, net	17,661,027	15,727,476
Other real estate owned	5,615,468	2,275,723
Accrued income	2,553,933	2,401,057
Goodwill, net	2,974,824	880,398
Other assets	13,683,686	12,267,658
Total assets	555,432,848	503,394,956
Deposits:
Non-interest bearing demand	90,034,763	79,614,176
Interest bearing savings, demand and other time deposits	386,032,877	348,586,934
Total deposits	476,067,640	428,201,110
Securities sold under agreements to repurchase	12,275,294	13,729,528
Accrued expense and other liabilities	12,446,480	9,113,767
Total liabilities	500,789,414	451,044,405
STOCKHOLDERS' EQUITY
Common stock - $2.50 par value per share, 5,000,000 shares authorized, 1,330,338 shares issued and outstanding	3,325,845	3,325,845
Surplus	14,500,000	14,500,000
Retained earnings	41,349,035	39,013,928
Accumulated other comprehensive loss	(4,531,446)	(4,489,222)
Total stockholders' equity	54,643,434	52,350,551
Total liabilities and stockholders' equity	$ 555,432,848	$ 503,394,956